Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (2,809,741)	$ (2,360,554)	$ (4,301,517)	$ (1,800,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	45,960	5,825
Depreciation			11,649	6,512
Interest expense				2,614
Share-based compensation	10,484	185,068	487,738	171,869
Straight-line rent expense	(1,379)	(1,378)	(2,757)	6,664
Loss on sale of equipment				1,546
Change in fair value of derivative liabilities	(301,803)	459,246	71,266	12,754
Non-cash interest expense	42,312
R&D costs for intangible assets	39,483
Changes in operating assets and liabilities:
Receivables	6,958	(21,480)	(23,218)	(11,547)
Prepaid expenses and deposits	137,295	(183,518)	(907,343)	(102,055)
Inventory	(482,881)	(247,718)	(265,522)	(69,328)
Accounts payable and accrued liabilities	210,111	375,053	466,891	65,191
Customer deposits	(12,379)	75,194	26,521	10,172
Due to related parties	50,306	60,000	(120,519)	120,000
Cash flows used in operating activities	(3,104,757)	(1,654,262)	(4,556,811)	(1,585,876)
Investing activities
Purchase of equipment	(9,160)	(11,191)	(11,191)	(35,527)
Proceeds on disposal of equipment				3,500
Purchase of intangible assets	(112,320)
Cash flows used in investing activities	(121,480)	(11,191)	(11,191)	(32,027)
Financing activities
Exercise of stock options		37,500	37,500	25,000
Proceeds from the issuance of series A preferred stock				2,153,289
Private Placement			1,463,585
Proceeds from IPO			6,000,000
Share issuance costs for IPO			(762,195)
Proceeds from notes payable				183,970
Proceeds from issuance of common stock and warrants		1,073,589
Cash flows provided by financing activities		1,111,089	6,738,890	2,362,259
Effect of exchange rate changes on cash	(580)	728	1,062	(1,313)
Decrease(Increase) in cash	(3,226,817)	(553,636)	2,171,950	743,043
Cash, beginning of period	3,326,851	1,154,901	1,154,901	411,858
Cash, ending of period	100,034	601,265	3,326,851	1,154,901
Supplemental cash flow information:
Cash paid for interest	11,104	4,898	14,397
Cash paid for taxes
Non-cash Investing and Financing transactions:
Conversion of preferred stock to common stock			3,527,701
Settlement of notes payable and accrued interest through issuance of series A preferred stock and warrants				186,584
Derivative liability broker warrants included in share issuance cost for IPO			$ 229,437
Common stock issued and issuable on acquisition of intangible asset	772,247
Obligation to issue stock for acquisition of intangible assets	$ 838,374